Other reserves - Summary of other reserves and translation reserve (Details) - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other reserves and translation reserve
Equity at beginning of period	£ 3,754	£ 3,224	£ 2,101
Profit attributable to shareholders	1,781	1,634	1,471
Dividends paid	(1,066)	(992)	(930)
Actuarial losses on defined benefit pension schemes	(75)	164	321
Fair value movements on cash flow hedges	29	(18)	10
Transfer to net profit from cash flow hedge reserve	18	(17)	(9)
Tax recognised in other comprehensive income	7	(35)	(49)
Exchange differences on translation of foreign operations	(285)	427	223
Increase in share based remuneration reserve (including tax)	77	47	55
Disposal of non-controlling interest		(1)
Equity at end of period	£ 3,439	£ 3,754	3,224
Cancellation of treasury share	31.0	52.0
Other reserves and translation reserve
Other reserves and translation reserve
Equity at beginning of period	£ 2,394	£ 2,331
Profit attributable to shareholders	1,781	1,634
Dividends paid	(1,059)	(983)
Actuarial losses on defined benefit pension schemes	(75)	164
Fair value movements on cash flow hedges	29	(18)
Transfer to net profit from cash flow hedge reserve	18	(17)
Tax recognised in other comprehensive income	7	(35)
Exchange differences on translation of foreign operations	(285)	427
Cancellation of shares	(673)	(1,120)
Increase in share based remuneration reserve (including tax)	77	47
Settlement of share awards	(34)	(35)
Disposal of non-controlling interest		(1)
Equity at end of period	2,180	2,394	2,331
Translation reserve
Other reserves and translation reserve
Equity at beginning of period	677	250	27
Exchange differences on translation of foreign operations	(285)
Equity at end of period	392	677	250
Increase (decrease) in equity	(285)
Exchange differences on net debt	(184)
Exchange differences on assets, net of other liabilities	(469)
Other reserves
Other reserves and translation reserve
Equity at beginning of period	1,717	2,081	1,214
Dividends paid	(1,059)	(983)	(920)
Cancellation of shares	(673)	(1,120)
Increase in share based remuneration reserve (including tax)	77	47	55
Settlement of share awards	(34)	(35)	(12)
Disposal of non-controlling interest		(1)
Equity at end of period	1,788	1,717	£ 2,081
Hedge reserve
Other reserves and translation reserve
Equity at beginning of period	(8)
Fair value movements on cash flow hedges	29	(18)
Transfer to net profit from cash flow hedge reserve	18	(17)
Tax recognised in other comprehensive income	(12)
Equity at end of period	27	(8)
Other reserves excluding hedges
Other reserves and translation reserve
Equity at beginning of period	1,725
Profit attributable to shareholders	1,781
Dividends paid	(1,059)
Actuarial losses on defined benefit pension schemes	(75)
Tax recognised in other comprehensive income	19
Cancellation of shares	(673)
Increase in share based remuneration reserve (including tax)	77
Settlement of share awards	(34)
Equity at end of period	£ 1,761	£ 1,725